Retirement Plan (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Periodic Pension Cost [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	64	39	50
Expected return on plan assets	(52)	(44)	(48)
Net amortization	74	58	69
Net periodic pension cost	$ 86	$ 53	$ 71